EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2021
EXPENSES BY NATURE

20. EXPENSES BY NATURE

(a) Cost of sales consist of the following:

	2021	2020
	$	$
Direct mining and milling costs (1)	26,630	19,604
Changes in inventories (2)	(423)	143
Depletion and amortization	7,300	4,649
Toll milling costs	-	234
Cost of sales	33,507	24,630

(1)	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external services and transport fees.

(2)	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).

(b) Administrative expenses consist of the following:

	2021	2020
	$	$
Office and overhead	2,303	1,822
Salaries and wages	1,938	1,777
Corporate development and legal	290	794
Public company costs	169	237
Administrative expenses	4,700	4,630

(c) Other expenses consist of the following:

	2021	2020
	$	$
Fair value loss (gain) on marketable securities (Note 6)	766	(645)
Fair value loss (gain) on purchase warrants (Note 6)	167	(67)
Loss on disposal of assets	-	188
Unrealized foreign exchange loss	367	653
Realized foreign exchange (gain) loss	(120)	276
Interest income and other	(304)	(133)
Shares issued at a discount to settle payables (Note 16)	-	196
Management fee income (Note 11)	(118)	(95)
Other expenses	758	373